Long-term time deposits and held-to-maturity investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-term time deposits and held-to-maturity investments
Carrying amount of investments	$ 2,059,386	$ 1,124,308
Gross unrecognized holding gains or losses on the investments	0	0
Interest income on time deposits and held-to-maturity investments	$ 77,168	$ 20,399	$ 147